Acquisitions - Purchase Consideration (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 01, 2022	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2020
Acquisitions
Acquisition-related costs			$ 40	$ 60
Tove Knutsen
Acquisitions
Cash consideration paid to KNOT (from KNOP)		$ 25,430
Purchase price adjustments		(3,596)
Acquisition-related costs		64
Purchase price		$ 21,898
Allocation to drydocking included in property, plant and equipment			3,040
Synnve Knutsen
Acquisitions
Cash consideration paid to KNOT (from KNOP)	$ 31,931
Purchase price adjustments	5,937
Acquisition-related costs	39
Purchase price	$ 37,907
Allocation to drydocking included in property, plant and equipment			$ 2,133